Quarterly Holdings Report
for
Fidelity Advisor® Leveraged Company Stock Fund
April 30, 2023
ALSF-NPRT3-0623
1.805758.119
Common Stocks - 97.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.8%
Entertainment - 1.1%
Netflix, Inc. (a)	22,600	7,456
Warner Bros Discovery, Inc.	214,900	2,925
		10,381
Interactive Media & Services - 4.2%
Alphabet, Inc. Class C (a)	147,800	15,995
Cars.com, Inc. (a)	240,100	4,699
Meta Platforms, Inc. Class A (a)	79,400	19,081
		39,775
Media - 1.3%
Nexstar Broadcasting Group, Inc. Class A	71,038	12,322
Wireless Telecommunication Services - 1.2%
T-Mobile U.S., Inc. (a)	77,300	11,123
TOTAL COMMUNICATION SERVICES		73,601
CONSUMER DISCRETIONARY - 16.1%
Automobiles - 1.3%
Tesla, Inc. (a)	71,300	11,715
Hotels, Restaurants & Leisure - 7.8%
Booking Holdings, Inc. (a)	2,000	5,373
Boyd Gaming Corp.	489,391	33,964
Caesars Entertainment, Inc. (a)	501,200	22,699
Draftkings Holdings, Inc.	137,900	3,021
Flutter Entertainment PLC (a)	14,800	2,960
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	362
Studio City International Holdings Ltd.:
ADR (a)(d)	361,261	2,681
(NYSE) ADR (a)(e)	397,700	2,951
		74,011
Household Durables - 1.2%
Tempur Sealy International, Inc.	311,202	11,661
Specialty Retail - 4.9%
Dick's Sporting Goods, Inc.	86,500	12,543
Lowe's Companies, Inc.	84,900	17,645
Ulta Beauty, Inc. (a)	20,500	11,304
Victoria's Secret & Co. (a)	31,433	975
Williams-Sonoma, Inc. (e)	34,454	4,170
		46,637
Textiles, Apparel & Luxury Goods - 0.9%
Tapestry, Inc.	213,200	8,701
TOTAL CONSUMER DISCRETIONARY		152,725
CONSUMER STAPLES - 4.8%
Consumer Staples Distribution & Retail - 1.9%
Albertsons Companies, Inc.	173,300	3,622
BJ's Wholesale Club Holdings, Inc. (a)	95,078	7,261
Dollar General Corp.	20,700	4,584
Performance Food Group Co. (a)	39,400	2,470
		17,937
Food Products - 2.9%
Darling Ingredients, Inc. (a)	114,275	6,807
JBS SA	5,707,000	20,481
		27,288
TOTAL CONSUMER STAPLES		45,225
ENERGY - 6.9%
Energy Equipment & Services - 0.3%
Halliburton Co.	73,091	2,394
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. (a)	297,900	6,849
Canadian Natural Resources Ltd.	48,000	2,925
Cheniere Energy, Inc.	149,000	22,797
Chesapeake Energy Corp.	113,985	9,424
Denbury, Inc. (a)	118,500	11,066
Diamondback Energy, Inc.	37,500	5,333
Occidental Petroleum Corp.	68,700	4,227
		62,621
TOTAL ENERGY		65,015
FINANCIALS - 10.9%
Banks - 1.8%
JPMorgan Chase & Co.	74,200	10,257
Wells Fargo & Co.	182,000	7,235
		17,492
Consumer Finance - 1.6%
OneMain Holdings, Inc.	396,800	15,225
Financial Services - 5.7%
Apollo Global Management, Inc.	143,800	9,115
Block, Inc. Class A (a)	43,600	2,650
Fiserv, Inc. (a)	102,200	12,481
Global Payments, Inc.	91,100	10,268
MasterCard, Inc. Class A	15,500	5,890
Visa, Inc. Class A	58,700	13,661
		54,065
Insurance - 1.8%
Arthur J. Gallagher & Co.	81,900	17,040
TOTAL FINANCIALS		103,822
HEALTH CARE - 13.2%
Biotechnology - 0.9%
Regeneron Pharmaceuticals, Inc. (a)	10,500	8,419
Health Care Providers & Services - 5.8%
HCA Holdings, Inc.	17,121	4,919
Humana, Inc.	30,100	15,968
Tenet Healthcare Corp. (a)	71,700	5,257
UnitedHealth Group, Inc.	59,900	29,476
		55,620
Life Sciences Tools & Services - 5.4%
Charles River Laboratories International, Inc. (a)	12,599	2,395
IQVIA Holdings, Inc. (a)	141,200	26,578
Thermo Fisher Scientific, Inc.	39,600	21,974
		50,947
Pharmaceuticals - 1.1%
AstraZeneca PLC sponsored ADR	69,600	5,096
Bristol-Myers Squibb Co.	75,400	5,034
		10,130
TOTAL HEALTH CARE		125,116
INDUSTRIALS - 7.4%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	14,800	6,874
Building Products - 1.4%
Builders FirstSource, Inc. (a)	50,603	4,796
Carrier Global Corp.	197,000	8,239
		13,035
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	25,000	2,556
Regal Rexnord Corp.	104,200	13,563
		16,119
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	662	10
Passenger Airlines - 0.3%
Delta Air Lines, Inc. (a)	64,400	2,210
Professional Services - 1.8%
ASGN, Inc. (a)	85,791	6,142
SS&C Technologies Holdings, Inc.	187,100	10,953
		17,095
Trading Companies & Distributors - 1.5%
United Rentals, Inc.	27,300	9,858
WESCO International, Inc.	31,600	4,550
		14,408
TOTAL INDUSTRIALS		69,751
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	53,000	8,488
Electronic Equipment, Instruments & Components - 1.8%
CDW Corp.	101,400	17,196
Semiconductors & Semiconductor Equipment - 7.4%
Advanced Micro Devices, Inc. (a)	58,200	5,201
ASML Holding NV (depository receipt)	10,000	6,369
Marvell Technology, Inc.	184,300	7,276
Microchip Technology, Inc.	203,910	14,883
NVIDIA Corp.	19,700	5,467
NXP Semiconductors NV	71,600	11,724
onsemi (a)	267,537	19,252
		70,172
Software - 6.9%
Adobe, Inc. (a)	25,600	9,666
Microsoft Corp.	114,200	35,091
Palo Alto Networks, Inc. (a)	84,900	15,491
Synopsys, Inc. (a)	13,900	5,161
		65,409
TOTAL INFORMATION TECHNOLOGY		161,265
MATERIALS - 9.2%
Chemicals - 4.7%
Celanese Corp. Class A	18,000	1,912
CF Industries Holdings, Inc.	157,400	11,267
Olin Corp.	85,100	4,715
The Chemours Co. LLC	726,400	21,116
Westlake Corp.	49,700	5,655
		44,665
Containers & Packaging - 2.4%
Berry Global Group, Inc.	123,600	7,145
Graphic Packaging Holding Co.	337,600	8,325
WestRock Co.	241,700	7,234
		22,704
Metals & Mining - 2.1%
ATI, Inc. (a)	138,200	5,337
Cleveland-Cliffs, Inc. (a)	179,300	2,758
First Quantum Minerals Ltd.	324,300	7,880
Freeport-McMoRan, Inc.	111,700	4,235
		20,210
TOTAL MATERIALS		87,579
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Crown Castle International Corp.	31,500	3,877
UTILITIES - 4.0%
Electric Utilities - 2.8%
PG&E Corp. (a)	1,566,656	26,805
Independent Power and Renewable Electricity Producers - 1.2%
Vistra Corp.	477,800	11,400
TOTAL UTILITIES		38,205
TOTAL COMMON STOCKS (Cost $658,740)		926,181

Convertible Bonds - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (c) (Cost $476)	492	1,147

Money Market Funds - 2.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.88% (g)	22,107,410	22,112
Fidelity Securities Lending Cash Central Fund 4.88% (g)(h)	4,309,569	4,310
TOTAL MONEY MARKET FUNDS (Cost $26,422)		26,422

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $685,638)	953,750
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(5,984)
NET ASSETS - 100.0%	947,766

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $362,000 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,681,000 or 0.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.88%	48,881	239,271	266,040	793	-	-	22,112	0.1%
Fidelity Securities Lending Cash Central Fund 4.88%	13,402	140,021	149,113	9	-	-	4,310	0.0%
Total	62,283	379,292	415,153	802	-	-	26,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.